Taxation (Details) - Schedule of deferred tax - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Share-based payments	£ 622	£ 10,822
Losses	506	2,081
Short-term timing differences		119
Other temporary differences		67
Total deferred tax assets recognized	1,128	13,089
Deferred tax liabilities
Fixed asset temporary differences		(5,280)
Intangible asset differences		(6,632)
Other temporary differences	(1,128)	(1,263)
Total deferred tax liabilities	(1,128)	(13,175)
Deferred tax liabilities, net		£ (86)